Series A convertible redeemable preferred shares (Tables)	12 Months Ended
Dec. 31, 2012
Series A convertible redeemable preferred shares
Schedule of reconciliation of the Series A Convertible Redeemable Preferred Shares

	Years ended December 31,
	2010	2011
Balance at January 1	$5,158,810	$5,627,390
Issuance of Series A convertible redeemable preferred shares	—	—
Deemed dividend on Series A convertible redeemable preferred shares	468,580	200,601

Conversion to ordinary shares	—	(5,827,991)

Balance at December 31	$5,627,390	$—